Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable and the allowance for credit losses consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Accounts receivable	36,519	43,326	6,386
Less: allowance for credit losses	(18,034)	(18,461)	(2,721)
Accounts receivable, net	18,485	24,865	3,665

An analysis of the allowance for credit losses was as follows:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Balance at beginning of the year	(16,874)	(18,034)	(2,658)
Provision	(1,369)	(494)	(73)
Write-off	209	67	10
Balance at the end of the year	(18,034)	(18,461)	(2,721)